Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 25,927,417	¥ 10,315,445
Secured Bank borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,991,890	0
Unsecured Bank Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	22,816,450	10,279,835
Unsecured Corporate Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	388	1,162
Unsecured Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	25,808,728	10,280,997
Interest payable	¥ 118,689	¥ 34,448